RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 06, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2018
Debt original amount				$ 3,633,983
Debt Instrument, Convertible, Conversion Price						$ 0.22		$ 0.22
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.00
Legal fees		$ 8,163	$ 10,993	58,043	$ 52,752
Accounts payable and accrued expenses		25,942		25,942		$ 32,716	$ 10,575
Proceeds from related party debt					335,873	338,373	788,500
Termination of debt	$ 993,985
Gain on elimination of debt					(503,762)
Earth Property Holdings LLC [Member] | Separation Agreement [Member]
Recognized revenues based on service period			$ 174,999	0	$ 524,997	525,000	549,000
Notes payable related parties				34,136		$ 33,492
Debt instrument, interest rate						6.00%
Debt conversion shares issued						534,815
Legal fees						$ 67,147	12,000
Amount of fee received for advisory services							250,000
Proceeds from related party debt						291,283	788,500
Gain on elimination of debt						1,032,160
Loss on conversion of notes						155,096
Principal and accrued interest remained outstanding						788,500	$ 15,426
Earth Property Holdings LLC [Member] | License Agreement [Member]
Accrued royalties						37,500
President [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold				500
Officers and Directors [Member]
Proceeds from short-term notes payable						$ 45,500
Debt instrument, interest rate						10.00%
Short-term notes payable		$ 7,500		7,500		$ 30,500
Debt conversion shares issued						1,576,668
Interest payable						$ 413,000
Convertible notes payable - related parties						346,867
Loss on convertible debt and other liabilities converted to equity						309,430
Officers and Directors [Member] | Series B Preferred Stock [Member]
Debt original amount				$ 23,000
Debt conversion shares issued				23
Debt Instrument, Convertible, Conversion Price		$ 1,000		$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		65,714		65,714
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.35		$ 0.35
Agrarian Technologies [Member] | Earth Property Holdings LLC [Member] | Separation Agreement [Member]
Debt original amount						$ 117,659
IGL Pharma Inc [Member] | President [Member]
Non-controlling interest percentage		1.00%		1.00%